Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Leases
Right-of-use assets	£ 3,747,000	£ 4,383,000	£ 3,930,000
Additions to right-of-use assets	235,000	1,522,000
Lease liabilities:
Current	763,000	1,257,000	568,000
Non-current	2,994,000	3,083,000	3,255,000
Total lease liabilities	3,757,000	4,340,000	3,823,000	£ 4,393,000
Property
Leases
Right-of-use assets	3,328,000	4,004,000	3,590,000
Plant and machinery
Leases
Right-of-use assets	£ 419,000	£ 379,000	£ 340,000